United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/09

Date of Reporting Period:  Quarter ended 11/30/08

Item 1.                      Schedule of Investments

Federated Intermediate Government/Corporate Fund

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS—27.6%
		Basic Industry - Chemicals--0.3%
$20,000		Praxair, Inc., 4.625%, 3/30/2015	$18,471
10,000		Rohm & Haas Co., 6.00%, 9/15/2017	8,776
		TOTAL	27,247
		Basic Industry - Metals & Mining--0.5%
5,000		ArcelorMittal, 6.125%, 6/1/2018	3,296
50,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	48,237
		TOTAL	51,533
		Capital Goods - Aerospace & Defense--0.8%
20,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	19,880
10,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	9,636
50,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	50,227
		TOTAL	79,743
		Capital Goods - Diversified Manufacturing--1.0%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	14,822
20,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	19,085
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	8,020
55,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	54,918
		TOTAL	96,845
		Communications - Media & Cable--1.1%
50,000		Comcast Corp., 7.125%, 6/15/2013	47,123
20,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	17,892
50,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	46,944
		TOTAL	111,959
		Communications - Media Noncable--0.3%
25,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	26,474
		Communications - Telecom Wireless--0.7%
25,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	21,974
10,000		Vodafone Group PLC, 5.35%, 2/27/2012	9,715
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	34,467
		TOTAL	66,156
		Communications - Telecom Wirelines--0.4%
20,000		Embarq Corp., 6.738%, 6/1/2013	15,814
25,000		Verizon Communications, Inc., 6.10%, 4/15/2018	21,843
		TOTAL	37,657
		Consumer Cyclical - Automotive--1.0%
60,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	52,230
50,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	45,663
		TOTAL	97,893
		Consumer Cyclical - Entertainment--0.1%
10,000		Time Warner, Inc., 5.50%, 11/15/2011	8,922
		Consumer Cyclical - Retailers--0.8%
5,000	[1,2]	Best Buy Co., Inc., 6.75%, 7/15/2013	4,693
25,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	24,337
20,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	17,143
30,000		Costco Wholesale Corp., 5.30%, 3/15/2012	30,965
10,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	6,836
		TOTAL	83,974
		Consumer Non-Cyclical Food/Beverage--2.3%
60,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	57,336
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	36,929
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	19,709
30,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	30,291
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	25,343
60,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	53,560
		TOTAL	223,168
		Consumer Non-Cyclical Health Care--0.5%
25,000		Medtronic, Inc., Note, (Series B), 4.375%, 9/15/2010	24,634
25,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	21,111
		TOTAL	45,745
		Consumer Non-Cyclical Pharmaceuticals--1.3%
40,000		Abbott Laboratories, 5.15%, 11/30/2012	41,700
60,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	57,790
25,000		Genentech, Inc., Note, 4.40%, 7/15/2010	25,003
		TOTAL	124,493
		Consumer Non-Cyclical Products--0.2%
25,000		Whirlpool Corp., 5.50%, 3/1/2013	20,733
		Consumer Non-Cyclical Supermarkets--0.2%
25,000		Kroger Co., 5.00%, 4/15/2013	23,229
		Energy - Independent--1.0%
50,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	43,175
50,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	51,900
		TOTAL	95,075
		Energy - Integrated--0.5%
46,669	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	47,364
		Energy - Oil Field Services--0.2%
25,000		Weatherford International Ltd., 5.15%, 3/15/2013	22,014
		Financial Institution - Banking--2.5%
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	43,551
50,000		HSBC Finance Corp., 4.75%, 4/15/2010	47,788
30,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	30,310
50,000		Popular North America, Inc., 5.65%, 4/15/2009	49,131
50,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	44,029
50,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	36,079
		TOTAL	250,888
		Financial Institution - Brokerage--3.4%
25,000		Blackrock, Inc., 6.25%, 9/15/2017	22,207
20,000		Eaton Vance Corp., 6.50%, 10/2/2017	17,669
100,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	90,032
25,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	23,633
100,000		Invesco Ltd., Note, 4.50%, 12/15/2009	93,746
10,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	7,930
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	7,109
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	16,154
25,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	20,871
100,000		Nuveen Investments, 5.00%, 9/15/2010	38,500
		TOTAL	337,851
		Financial Institution - Finance Noncaptive--1.9%
50,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	41,275
60,000		Capital One Capital IV, 6.745%, 2/17/2037	26,555
40,000		Capmark Financial Group, Inc., Company Guarantee, (Series WI), 6.30%, 5/10/2017	11,190
75,000		General Electric Capital Corp., Note, (Series A), 5.45%, 1/15/2013	73,413
50,000		International Lease Finance Corp., 4.875%, 9/1/2010	37,275
		TOTAL	189,708
		Financial Institution - Insurance - Health--0.7%
15,000		Aetna US Healthcare, 5.75%, 6/15/2011	14,179
50,000		Anthem, Inc., 6.80%, 8/1/2012	46,134
15,000		CIGNA Corp., 6.35%, 3/15/2018	11,707
		TOTAL	72,020
		Financial Institution - Insurance - P&C--0.8%
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	30,000
25,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	21,525
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	22,767
		TOTAL	74,292
		Financial Institution - REITs--1.0%
20,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	12,976
15,000		Liberty Property LP, 6.625%, 10/1/2017	9,527
50,000		Prologis, Note, 5.25%, 11/15/2010	35,545
50,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	42,480
		TOTAL	100,528
		Technology--0.7%
15,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	12,624
35,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	28,725
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	23,472
		TOTAL	64,821
		Transportation - Railroads--0.5%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	22,436
30,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	30,184
		TOTAL	52,620
		Transportation - Services--0.3%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	26,578
		Utility - Electric--2.1%
25,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	22,200
20,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	18,909
25,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	22,974
25,000		FirstEnergy Corp., 6.45%, 11/15/2011	23,484
48,018	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	43,297
20,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	16,126
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	9,407
25,000		Union Electric Co., 6.00%, 4/1/2018	22,093
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	33,202
		TOTAL	211,692
		Utility - Natural Gas Pipelines--0.5%
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	32,362
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.85%, 9/15/2012	22,453
		TOTAL	54,815
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,163,187)	2,726,037
		ASSET-BACKED SECURITIES--0.3%
50,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043 (IDENTIFIED COST $50,271)	31,412
		CORPORATE NOTES--0.5%
		Communications - Telecom Wirelines--0.5%
50,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $49,378)	44,745
		MORTGAGE-BACKED SECURITIES--3.9%
383,409		Federal National Mortgage Association, Pool 697742, 5.00%, 6/1/2033	388,081
315		Government National Mortgage Association, Pool 204037, 9.50%, 8/15/2017	340
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $383,503)	388,421
		GOVERNMENT AGENCIES--48.5%
2,000,000		Federal Home Loan Mortgage Corp., 4.125%, 12/21/2012	2,076,333
800,000		Federal Home Loan Mortgage Corp., 4.125%, 9/27/2013	841,547
1,800,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	1,880,567
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,749,034)	4,798,447
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.0%
65,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	39,525
100,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	62,121
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $165,816)	101,646
		U.S. TREASURY--3.3%
300,000		United States Treasury Note, 4.00%, 8/15/2018 (IDENTIFIED COST $308,695)	327,188
		MUTUAL FUNDS--13.8%[3]
94,620		Federated Mortgage Core Portfolio	922,546
436,567	[4]	Prime Value Obligations Fund, Institutional Shares, 2.35%	436,567
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,349,919)	1,359,113
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $10,219,803)[5]	9,777,009
		OTHER ASSETS AND LIABILITIES—NET---1.1%[6]	109,115
		TOTAL NET ASSETS---100%	$9,886,124

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2008, these restricted securities amounted to $334,034, which represented 3.4% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At November 30, 2008, these liquid restricted securities amounted to $334,034, which represented 3.4% of total net assets.

3	Affiliated companies.
4	7-Day net yield.
5
At November 30, 2008, the cost of investments for federal tax purposes was $10,219,803.  The net unrealized depreciation of investments for federal tax purposes was $442,794.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $87,899 and net unrealized depreciation from investments for those securities having an excess of cost over value of $530,693.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported net asset value (NAV).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the New York Stock Exchange (NYSE), actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 1,359,113
Level 2 – Other Significant Observable Inputs	8,417,896
Level 3 – Significant Unobservable Inputs	----
Total	$ 9,777,009

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009